Fees Summary	May 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 235,825,580.83
Previously Paid Amount	0.00
Total Fee Amount	32,567.51
Total Offset Amount	32,567.51
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A